Cover	Jun. 12, 2020	Jun. 10, 2020
Cover [Abstract]
Document Type		8-K
Amendment Flag	false
Document Period End Date		Jun. 12, 2020
Entity File Number		001-36150
Entity Registrant Name		SORRENTO THERAPEUTICS, INC.
Entity Central Index Key	0000850261
Entity Tax Identification Number		33-0344842
Entity Incorporation, State or Country Code		DE
Entity Address, Address Line One		4955 Directors Place
Entity Address, City or Town		San Diego
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		92121
City Area Code		858
Local Phone Number		203-4100
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.0001 par value
Trading Symbol		SRNE
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false